INCOME TAXES - Schedule of the Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Domestic	$ 593	$ (4,063)	$ 7,067
Foreign	16,601	14,233	4,162
Total current	17,194	10,170	11,229
Deferred:
Domestic	(461)	6,233	(3,359)
Foreign	(1,162)	(3)	5
Total deferred	(1,623)	6,230	(3,354)
Total income tax provision	$ 15,571	$ 16,400	$ 7,875